Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya GNMA Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

Voya Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.